TRADE PAYABLES AND OTHER - Contract Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	€ 31	€ 29
Current	54	62
Deferred tooling revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	30	28
Current	0	0
Advance payment from customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	0	0
Current	12	7
Unrecognized variable consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	1	1
Current	€ 42	€ 55